UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               --------------

Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Morton H. Sachs & Company, DBA The Sachs Company
           ------------------------------------------------

Address:   1346 South Third Street
           -----------------------
           Louisville, Kentucky  40208
           ---------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           -----------------
Title:     President
           ---------
Phone:     (502) 636-5282
           --------------

Signature, Place, and Date of Signing:

\S\ A. Nicholas Sachs     Louisville, Kentucky                May 10, 2000
----------------------   ---------------------              -----------------
[Signature]                [City, State]                        [Date]

Report Type          (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number           Name

  28- _________________          ______________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   None
                                               ---------------

Form 13F Information Table Entry Total:              137
                                               ---------------

Form 13F Information Table Value Total:           $ 142,200
                                               ---------------
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

                     28-1718
           -----    ----------------------          ----------

           [Repeat as necessary.]

                               INFORMATION TABLE



                                The Sachs Company
                                    Form 13F



                                CUSIP        MARKET                       INVESTMENT DESCRETION                VOTING AUTHORITY
                                                                        --------------------------        --------------------------
         NAME OF ISSUER        NUMBER        VALUE       SHARES     (A) SOLE  (B) SHARED (C)OTHER MANAGER (A)SOLE (B)SHARED (C)OTHER
         --------------        ------        ------      ------   ----------  ----------  --------------- ------- ---------- -------

ABBOTT LABORATORIES          002824100       577,075      16,400      X                                                       16,400
ABIOMED INC                  003654100       980,100      24,200      X                                                       24,200
AEGON NV                     007924103       925,347      11,495      X                                                       11,495
AIR PRODUCTS & CHEMIC        009158106       206,115       7,248      X                                                        7,248
AMERICA ONLINE INC           02364J104       260,309       3,860      X                                                        3,860
AMERICAN EXPRESS CO          025816109     3,351,094      22,500      X                                                       22,500
ANALOG DEVICES INC           032654105     1,610,000      20,000      X                                                       20,000
APPLE COMPUTER INC           037833100       271,625       2,000      X                                                        2,000
AREA BANCSHARES CORP         039872106       356,557      17,940      X                                                       17,940
AT HOME CORP                 045919107     1,286,045      39,045      X                                                       39,045
ATLANTIC RICHFIELD CO        048825103       356,405       4,193      X                                                        4,193
AT&T CORP                    001957109       951,681      16,900      X                                                       16,900
BANK OF AMERICA              060505104       495,639       9,452      X                                                        9,452
BANK ONE CORP                06423A103     1,613,734      46,945      X                                                       46,945
BARCLAYS BK PLC ADR E        06738C836       516,094      22,500      X                                                       22,500
BARCLAYS BK PLC PFD D        06738C802       260,044      10,050      X                                                       10,050
BARNES & NOBLE INC           067774109     3,548,437     151,400      X                                                      151,400
BELL ATLANTIC CORP           077853109       216,994       3,550      X                                                        3,550
BELLSOUTH CORP               079860102     1,149,563      24,524      X                                                       24,524
BP AMOCO LP ADR              055622104       371,365       6,974      X                                                        6,974
BRISTOL MYERS SQUIBB         110122108       916,632      15,804      X                                                       15,804
BUDGET GROUP INC             119003101       408,331      82,700      X                                                       82,700
BUTLER INTL INC NEW          123649105     3,976,706     321,350      X                                                      321,350
CALIFORNIA WTR SVC GR        130788102       250,937      11,000      X                                                       11,000
CAPITAL ONE FINANCIAL        14040H105     1,601,113      33,400      X                                                       33,400
CBRL GROUP INC               12489V106       330,000      33,000      X                                                       33,000
CHASE MANHATTAN CORP         16161A108       936,394      10,740      X                                                       10,740
CHEVRON CORP                 166751107       907,829       9,821      X                                                        9,821
CHIEF CONSOLIDATED MI        168628105        65,000      26,000      X                                                       26,000
CHIRON CORP COM              170040109     1,396,500      28,000      X                                                       28,000
CHURCHILL DOWNS INC          171484108       496,747      18,834      X                                                       18,834
CINERGY CORP                 172474108       319,275      14,850      X                                                       14,850
CIRCUIT CITY STORES I        172737108     3,195,937      52,500      X                                                       52,500
CISCO SYSTEMS INC            17275R102       255,131       3,300      X                                                        3,300
CITIGROUP INC                172967101       786,219      13,131      X                                                       13,131
COCA COLA CO                 191216100       423,188       9,016      X                                                        9,016
COMDISCO INC                 200336105       419,188       9,500      X                                                        9,500
COMPAQ COMPUTER CORP         204493100     1,596,975      59,700      X                                                       59,700
COMPASS BANCSHARES IN        20449H109     1,226,156      61,500      X                                                       61,500
DELTA AIR LINES INC          247361108       745,500      14,000      X                                                       14,000
DIME BANCORP INC             25429Q102     1,367,150      73,900      X                                                       73,900
DISNEY, WALT CO              254687106       495,206      12,005      X                                                       12,005
DONALDSON LUFKIN&JENR        257661108       931,500      18,000      X                                                       18,000
DPL INC                      233293109       254,047      11,450      X                                                       11,450
ENTREMED INC                 29382F103     2,399,625      40,500      X                                                       40,500
EXXON MOBIL CORPORATI        30231G102     3,232,770      41,479      X                                                       41,479
FELCOR LODGING TR INC        31430F101     1,087,812      61,500      X                                                       61,500
FIFTH THIRD BANCORP          316773100       291,564       4,628      X                                                        4,628
FIRST UNION CORP             337358105       531,669      14,273      X                                                       14,273
FIRSTAR CORP                 33763V109     1,212,843      52,876      X                                                       52,876
FORD MOTOR COMPANY           345370100       226,242       4,925      X                                                        4,925
FOREST LABORATORIES I        345838106       676,000       8,000      X                                                        8,000
FORTUNE BRANDS INC           349631101       801,650      32,066      X                                                       32,066
FOUNDATION HEALTH SYS        350404109       272,800      34,100      X                                                       34,100
GENERAL ELECTRIC CO          369604103     2,690,134      17,286      X                                                       17,286
GENERAL MOTORS CORP          370442105       476,172       5,750      X                                                        5,750
GENZYME CORP COM-GEN         372917104     1,807,006      36,050      X                                                       36,050
GOLDEN ST VINTNERS IN        38121K208     1,223,100     271,800      X                                                      271,800
GREY ADVERTISING INC         397838103     2,372,200       5,800      X                                                        5,800
GTE CORP                     362320103       854,840      12,040      X                                                       12,040
HARTFORD FINL SVCS GR        416515104       238,535       4,522      X                                                        4,522
HEWLETT PACKARD CO           428236103       632,058       4,768      X                                                        4,768
HILTON HOTELS CORP CO        432848109     2,000,662     258,150      X                                                      258,150
HSBC BANK PLC                44328M609       648,648      25,375      X                                                       25,375
IMCLONE SYSTEMS INC          45245W109       269,062       3,500      X                                                        3,500
IMMUCOR INC                  452526106       118,500      12,000      X                                                       12,000
INTEL CORP                   458140100       686,075       5,200      X                                                        5,200
INTERNATIONAL BUSINES        459200101     3,795,116      32,162      X                                                       32,162
INTERWEST BANCORP INC        460931108       558,250      40,600      X                                                       40,600
INVESTMENT TECHNOLOGY        46145F105       211,500       6,000      X                                                        6,000
JEFFERIES GROUP INC          472319102       446,634      19,525      X                                                       19,525
JEFFERSON SMURFIT GRO        47508W107       216,000       8,000      X                                                        8,000
KAMAN CORP CL A              483548103       214,500      22,000      X                                                       22,000
KANSAS CITY LIFE INS         484836101       231,841       9,610      X                                                        9,610
KANSAS CITY SOUTHERN         485170104       257,812       3,000      X                                                        3,000
KERR MCGEE CORP CVT 7.5%     492386AL1     1,030,750   1,085,000      X                                                    1,085,000
KROGER CO                    501044101     1,140,649      64,948      X                                                       64,948
LEAP WIRELESS INTL IN        521863100       209,711       2,125      X                                                        2,125
LEGG MASON INC               524901105       259,500       6,000      X                                                        6,000
LG & E ENERGY CORP           501917108       446,223      19,507      X                                                       19,507
LIBERTY FINL COS INC         530512102       495,312      25,000      X                                                       25,000
LIMITED INC                  532716107       256,962       6,100      X                                                        6,100
LUCENT TECHNOLOGIES I        549463107     2,368,400      38,200      X                                                       38,200
MARRIOTT INTERNATIONA        571903202       233,100       7,400      X                                                        7,400
MARSH & MCLENNAN COS         571748102       661,875       6,000      X                                                        6,000
MAXICARE HEALTH PLANS        577904204        22,500      12,000      X                                                       12,000
MCI WORLDCOM INC             55268B106       252,572       5,574      X                                                        5,574
MCKESSON HBOC INC            58155Q103       928,200      44,200      X                                                       44,200
MECH FINANCIAL INC           583492103     6,432,000     192,000      X                                                      192,000
MEDFORD BANCORP INC          584131106       906,300      63,600      X                                                       63,600
MERCK & CO INC               589331107       302,611       4,871      X                                                        4,871
MID AMERICA BANCORP          595915109       240,474       9,249      X                                                        9,249
MIDLAND CO                   597486109       211,500       9,000      X                                                        9,000
MONDAVI ROBERT CORP          609200100       348,750      10,000      X                                                       10,000
MOTOROLA INC                 620076109       423,400       2,900      X                                                        2,900
NATIONAL CITY CORP           635405103     1,360,342      65,956      X                                                       65,956
NORTH FORK BANCORP IN        659424105     3,110,250     174,000      X                                                      174,000
NORTHWEST AIRLINES CO        667280101       362,000      16,000      X                                                       16,000
ONLINE RES & COMMUNIC        68273G101     2,318,594     134,900      X                                                      134,900
OXFORD HEALTH PLANS I        691471106       655,750      43,000      X                                                       43,000
PAYCHEX INC                  704326107     2,031,679      38,791      X                                                       38,791
PFIZER INC                   717081103     1,491,750      40,800      X                                                       40,800
PHILADELPHIA SUBURBAN        718009608       402,085      22,184      X                                                       22,184
PHILIP MORRIS COS INC        718154107       482,706      22,850      X                                                       22,850
PHILLIPS PETROLEUM CO        718507106       286,750       6,200      X                                                        6,200
PNC BANK CORP                693475105     1,926,197      42,745      X                                                       42,745
PROCTER & GAMBLE COMP        742718109     1,376,284      24,359      X                                                       24,359
PROVIDENT FINANCIAL GROUP    743866105       223,961       6,575      X                                                        6,575
PROVIDIAN FINANCIAL CORP     74406A102     1,224,878      14,140      X                                                       14,140
PULASKI FINANCIAL COR        745548107       379,500      34,500      X                                                       34,500
QUALCOMM INC                 747525103     8,842,286      59,220      X                                                       59,220
REGIS CORP                   758932107     4,208,083     284,090      X                                                      284,090
RFS HOTEL INVESTORS I        74955J108     1,861,900     173,200      X                                                      173,200
SBC COMMUNICATIONS IN        78387G103       276,846       6,572      X                                                        6,572
SCHERING PLOUGH CORP         806605101       423,225      11,400      X                                                       11,400
SEAGRAM LTD                  811850106     2,986,900      50,200      X                                                       50,200
SOUTHWEST GAS CORP           844895102       242,094      12,700      X                                                       12,700
STRIDE RITE CORP             863314100       249,937      31,000      X                                                       31,000
SUNRISE ASSISTED LIVI        86768K106     1,351,500     102,000      X                                                      102,000
SYSCO CORP                   871829107       462,400      12,800      X                                                       12,800
TBC CORP                     872180104        50,625      10,000      X                                                       10,000
TELEFONICA S A               879382208       378,569       5,090      X                                                        5,090
TELEFONOS DE MEXICO S        879403780       226,525       3,400      X                                                        3,400
TEXAS REGL BANCSHARES        882673106       686,813      27,000      X                                                       27,000
TRICO BANCSHARES             896095106     1,007,500      65,000      X                                                       65,000
TRICON GLOBAL RESTAUR        895953107       434,875      14,000      X                                                       14,000
T-NETIX INC                  872597109       405,544      50,300      X                                                       50,300
UAL CORP                     902549500     1,996,500      33,000      X                                                       33,000
UNISYS CORP                  909214108       314,415      12,240      X                                                       12,240
UROMED CORP CVT 6.00%        917274AA0       122,100     222,000      X                                                      222,000
WAL-MART STORES INC          931142103       350,300       6,200      X                                                        6,200
WARNER LAMBERT CO            934488107       834,251       8,540      X                                                        8,540
WAVE SYSTEMS CORP            943526103     1,190,138      29,800      X                                                       29,800
WEBSTER FINANCIAL COR        947890109       828,000      36,000      X                                                       36,000
WELLS FARGO & CO             949746101       388,712       9,539      X                                                        9,539
WPP GROUP PLC                929309300     2,611,175      30,100      X                                                       30,100
XEROX CORP                   984121103     1,378,000      53,000      X                                                       53,000

                                        --------------------------------                                                  ----------
TOTAL                                   $142,200,232   6,161,227                                                           6,161,227
                                        ================================                                                  ==========

